UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 4.1%
Canadian Natural Resources Ltd.	266,100	$10,842,595
Crew Energy, Inc. (a)	278,300	3,153,584
Encana Corp.	76,322	1,767,999
Husky Energy, Inc.	79,600	2,601,407
Paramount Resources Ltd., Class A (a)	24,100	1,311,367
Talisman Energy, Inc.	254,500	2,630,797

		22,307,749
Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	53,800	3,621,816
Praxair, Inc.	21,900	2,859,045

		6,480,861
Energy Equipment & Services — 17.9%
Cameron International Corp. (a)	181,800	11,809,728
Dresser-Rand Group, Inc. (a)	214,400	12,958,336
Dril-Quip, Inc. (a)	82,500	9,332,400
Ensco PLC, Class A	97,481	4,917,916
Frank’s International NV	91,600	2,512,588
Halliburton Co.	258,700	16,316,209
National Oilwell Varco, Inc.	166,301	13,059,618
Noble Corp. PLC	114,400	3,524,664
Rowan Cos. PLC, Class A (a)	78,900	2,439,588
Schlumberger Ltd.	171,015	17,366,573
Seahawk Drilling, Inc.	4,713	6,033
Trican Well Service Ltd.	85,000	1,217,554
Weatherford International Ltd. (a)	90,352	1,897,392

		97,358,599
Gold — 0.6%
Eldorado Gold Corp.	490,900	2,991,845
Integrated Oil & Gas — 14.7%
Chevron Corp.	153,691	19,291,294
ConocoPhillips	68,475	5,088,377
Exxon Mobil Corp.	249,190	25,519,548
Hess Corp.	121,900	10,868,604
Marathon Oil Corp.	186,100	6,727,515
Murphy Oil Corp.	76,000	4,820,680
Total SA — ADR	109,700	7,815,028

		80,131,046
Metals & Mining — 5.5%
BHP Billiton Ltd.	110,700	3,898,477
First Quantum Minerals Ltd.	294,111	5,857,801
Franco-Nevada Corp.	75,000	3,615,027
Goldcorp, Inc.	217,082	5,361,443
HudBay Minerals, Inc.	159,100	1,357,224
Newcrest Mining Ltd. (a)	181,800	1,773,128
Newmont Mining Corp.	35,400	878,982
Southern Copper Corp.	168,554	5,080,218
Common Stocks	Shares	Value
Metals & Mining (concluded)
Vale SA — ADR	174,500	$2,306,890

		30,129,190
Oil & Gas Drilling — 2.6%
Helmerich & Payne, Inc.	109,000	11,842,850
Saipem SpA	91,700	2,459,661

		14,302,511
Oil & Gas Equipment & Services — 5.4%
Baker Hughes, Inc.	123,980	8,666,202
FMC Technologies, Inc. (a)	255,100	14,464,170
Technip SA — ADR	225,600	6,328,080

		29,458,452
Oil & Gas Exploration & Production — 25.1%
Anadarko Petroleum Corp.	152,100	15,060,942
Antero Resources Corp. (a)	24,700	1,622,049
Apache Corp.	127,712	11,085,402
Cabot Oil & Gas Corp.	430,400	16,906,112
Carrizo Oil & Gas, Inc. (a)	71,800	3,950,436
Cimarex Energy Co.	53,794	6,407,941
Devon Energy Corp.	216,298	15,140,860
Kosmos Energy Ltd. (a)	198,500	2,167,620
Newfield Exploration Co. (a)	76,000	2,572,600
Noble Energy, Inc.	186,900	13,415,682
Occidental Petroleum Corp.	169,500	16,229,625
Pioneer Natural Resources Co.	66,700	12,891,109
Range Resources Corp.	161,400	14,598,630
Southwestern Energy Co. (a)	92,400	4,424,112

		136,473,120
Oil & Gas Producers — 1.5%
Whiting Petroleum Corp. (a)	109,700	8,087,084
Oil, Gas & Consumable Fuels — 17.7%
Cenovus Energy, Inc.	150,022	4,468,973
CNOOC Ltd. — ADR	14,600	2,411,774
CONSOL Energy, Inc.	71,700	3,191,367
EOG Resources, Inc.	339,380	33,259,240
EQT Corp.	111,700	12,174,183
Legacy Oil + Gas, Inc. (a)	105,353	819,909
LinnCo LLC	74,760	2,060,386
Marathon Petroleum Corp.	86,500	8,040,175
MEG Energy Corp.	49,400	1,778,499
Murphy USA, Inc. (a)	41,175	1,749,937
Peabody Energy Corp.	151,100	2,872,411
Phillips 66	64,537	5,370,769
Suncor Energy, Inc.	420,804	16,232,465
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (a)(b)	494,024	528,606

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Vaalco Energy, Inc. (a)	122,026	$1,125,080

		96,083,774
Refining, Marketing & Transport — 1.1%
Valero Energy Corp.	104,700	5,985,699
Utility — 0.4%
The Williams Cos., Inc.	46,700	1,969,339
Total Common Stocks — 97.8%		531,759,269

Investment Companies — 0.3%
Sprott Physical Silver Trust (a)	187,400	1,437,358
Total Long-Term Investments (Cost — $202,909,219) — 98.1%		533,196,627
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	21,285,559	$21,285,559
Total Short-Term Securities (Cost — $21,285,559) — 3.9%		21,285,559
Total Investments (Cost — $224,194,778*) — 102.0%		554,482,186
Liabilities in Excess of Other Assets — (2.0)%		(11,010,206)

Net Assets — 100.0%		$543,471,980

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$224,611,873

Gross unrealized appreciation	$334,155,308
Gross unrealized depreciation	(4,284,995)

Net unrealized appreciation	$329,870,313

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held 0.1% of its net assets, with a current value of $528,606 and an original cost of $1,679,682 in this security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,148,711	16,136,848	21,285,559	$1,338

Portfolio Abbreviations

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Natural Resources Trust

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks
Canadian Independents	$22,307,749	—	—	$22,307,749
Chemicals	6,480,861	—	—	6,480,861
Energy Equipment & Services	97,352,566	$6,033	—	97,358,599
Gold	2,991,845	—	—	2,991,845
Integrated Oil & Gas	80,131,046	—	—	80,131,046
Metals & Mining	24,457,585	5,671,605	—	30,129,190
Oil & Gas Drilling	11,842,850	2,459,661	—	14,302,511
Oil & Gas Equipment & Services	29,458,452	—	—	29,458,452
Oil & Gas Exploration & Production	136,473,120	—	—	136,473,120
Oil & Gas Producers	8,087,084	—	—	8,087,084
Oil, Gas & Consumable Fuels	93,776,669	2,307,105	—	96,083,774
Refining, Marketing & Transport	5,985,699	—	—	5,985,699
Utility	1,969,339	—	—	1,969,339
Investment Companies	1,437,358	—	—	1,437,358
Short-Term Securities	21,285,559	—	—	21,285,559

Total	$544,037,782	$10,444,404	—	$554,482,186

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2014	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$179	—	—	$179

There were no transfers between levels during the period ended April 30, 2014.

4	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 23, 2014